UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03418

CALVERT CASH RESERVES

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Six months ended March 31, 2004


Item 1.  Report to Stockholders.

Calvert

Investments that make a difference(R)

March 31, 2004

Semi-Annual Report

Calvert Cash Reserves Institutional Prime Fund

Table of Contents

Shareholder Letter

1

Statement of Net Assets

3

Statement of Operations

6

Statements of Changes in Net Assets

7

Notes to Financial Statements

8

Financial Highlights

10

Explanation of Financial Tables

11

Proxy Voting Disclosure

12

Dear Shareholders:

Performance

For the six-month period ended March 31, 2004, Calvert Cash Reserves Institutional Prime Fund shares returned 0.46%, compared with 0.34% for the Lipper Institutional Money Market Funds Average.

Investment Climate

Since September 30, 2003, the U.S. economy grew at a robust pace but featured little inflation or job creation. In the fourth quarter of 2003, we saw expansion of 4.1% as measured by gross domestic product (GDP), and there is expectation for a slightly faster pace in the first quarter of 2004. Yet over the six-month reporting period, core consumer inflation rose at an annual rate below 1.5%, and payrolls expanded by an anemic average of 115,000 jobs per month.

Despite the impressive advance in GDP, the Federal Reserve (Fed) chose to keep its benchmark Federal Funds rate unchanged at 1%, the lowest it has been since 1958. The Fed cited weakness in the labor market and a slightly higher risk of disinflation than of inflation as reasons for patience. As a result, market interest rates moved a bit lower from October 2003 through March 2004, creating positive returns for bond investors. Riskier sectors of the fixed income market -- such as high-yield bonds and emerging-market government debt -- outperformed other sectors over the period. The U.S. dollar continued to slide against major currencies, while commodity prices were pushed higher because of increasing global demand and, in some cases, tightened supply.

Portfolio Strategy

As we have done for the past two years, we continued to balance our short-term purchases with purchases of government agency securities in the 12- to-13-month range. Our short-term purchases have focused on weekly variable-rate demand notes, which can be expected to reset quickly when the Fed begins to raise rates.

Outlook

U.S. interest rates remain extremely low by historical standards and may continue to be low through much, if not all, of 2004. However, we believe the latest, historic low cycle in rates is now well past. Bond market participants anxiously await the first signs from the Fed that it is preparing to raise interest rates, thereby initiating a new tightening cycle in monetary policy. Any evidence suggesting steadily higher core consumer inflation would prompt the Fed to move quickly, but we don't expect to see this in 2004. It may, however, be something to contend with in 2005.

Consistently strong growth in payrolls, however, could be expected to prompt the Fed to signal its readiness to begin reversing accommodative policy. In March 2004, payrolls expanded by a surprising 308,000. If this turns out to have been the first among several months of strong payroll growth, we should prepare for the Fed to signal a shift in policy as early as the end of the second quarter of this year. In this case, the first interest-rate hike would be possible prior to the elections in November. However, monthly payroll statistics have been notoriously volatile, dramatically undershooting or overshooting expectations. Revisions to the monthly payroll figures have also been notable. If inflation remains modest, the Fed could choose to remain on the sidelines for the balance of the year.

A high level of uncertainty means the potential for more volatility in the bond market. Therefore, as the May Federal Reserve Open Market Committee meeting approaches, we will begin to let our longer agency notes roll down towards maturity and will continue to focus our purchases in the short end of the money market curve. At the same time, we will keep a watchful eye on upcoming economic data releases and the market's reaction to them.

Sincerely,

/s/Barbara J. Krumsiek

President and CEO

Calvert Group, Ltd.

/s/James B. O'Boyle

/s/Thomas A. Dailey*

Portfolio Managers

Calvert Asset Management Company

April 2004

* See page 12.

Past performance is no guarantee of future results. The investment return and principal value of an investor's shares, when redeemed, may be worth more or less than their original cost. For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com for current month-end fund and performance information.

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Statement of Net Assets

March 31, 2004

	Principal
Taxable Variable Rate Demand Notes - 85.0%	Amount	Value
Akron Hardware Consultants, Inc., 1.19%, 11/1/22, LOC: Firstmerit Bank, C/LOC: FHLB	$1,343,000	$1,343,000
Alabama State Incentives Financing Authority, 1.10%, 10/1/29,
BPA: SouthTrust Bank, AL, AMBAC Insured	2,100,000	2,100,000
Alaska Housing Finance Corp., 1.00%, 12/1/32, TOA: Alaska Housing Finance Corp.,
MBIA Insured	5,000	5,000
Antigo Wisconsin IDA Revenue, 1.20%, 12/1/18, LOC: U.S. Bank, NA	2,300,000	2,300,000
Babylon New York IDA Revenue, 1.65%, 12/1/21, LOC: Wells Fargo Bank, NA	2,050,000	2,050,000
Bethany Missouri IDA Revenue, 1.12%, 5/1/14, LOC: Bank of America	2,570,000	2,570,000
BJS Family LP, 1.12%, 5/1/15, LOC: SunTrust Bank	3,925,000	3,925,000
California Pollution Control Financing Authority Solid Waste Disposal Revenue, 1.24%, 6/1/14,
LOC: Comerica Bank	710,000	710,000
California Statewide Community Development MFH Special Tax Revenue Notes:
1.42%, 8/1/32, LOC: U.S. Bank, NA	805,000	805,000
1.19%, 6/15/35, LOC: Bank of the West	1,320,000	1,320,000
Chatham Centre LLC, 1.25%, 4/1/22, LOC: Bank of North Georgia	720,000	720,000
Chaves County New Mexico IDA Revenue, 1.12%, 8/1/09, LOC: Bank of America	1,900,000	1,900,000
Columbus Georgia Development Authority Revenue:
1.15%, 12/1/19, LOC: Bank of Nova Scotia	9,450,000	9,450,000
1.17%, 9/1/23, LOC: SunTrust Bank	2,600,000	2,600,000
Coughlin Family Properties of Circleville LLC, 1.12%, 3/1/20, LOC: Fifth Third Bank	1,325,000	1,325,000
Dade County Florida Expressway Authority Toll System Revenue, 1.09%, 7/1/19,
BPA: FGIC SPI, FGIC Insured	825,000	825,000
Dayton Wheel Concepts Inc., 1.16%, 5/1/24, LOC: National City Bank	3,930,000	3,930,000
Denver Colorado City & County Airport Revenue, 1.09%, 11/15/05 , LOC: Societe Generale	700,000	700,000
Dunn Nursing Home Inc., 1.10%, 2/1/24, LOC: Peoples Bank & Trust Co., C/LOC: FHLB	2,700,000	2,700,000
Enclave Lynn Haven LLC, 1.15%, 10/1/29, LOC: State Bank & Trust, C/LOC: FHLB	610,000	610,000
Fanny's Properties LLC, 1.20%, 10/1/32, LOC: Comerica Bank	1,935,000	1,935,000
Florida Housing Finance Corp., MFH Revenue, 1.14%, 10/15/32, LOC: FNMA	2,500,000	2,500,000
Four Fishers LLC, 1.21%, 4/1/24, LOC: Standard Federal Bank, NA	4,300,000	4,300,000
Grove City Church of Nazarene, 1.16%, 2/1/24, LOC: National City Bank	4,560,000	4,560,000
Hardin County Kentucky IBR, 1.20%, 3/1/27, LOC: Republic Bank & Trust, C/LOC: FHLB	8,795,000	8,795,000
Harter Lincoln Mercury LLC, 1.35%, 12/1/21, LOC: Regions Bank	4,480,000	4,480,000
Heritage Funeral Services LLC, 1.25%, 2/1/18, LOC: Northern Trust Co.	940,000	940,000
Hopkinsville Kentucky IBR, 1.20%, 8/1/24, LOC: Comerica Bank	3,750,000	3,750,000
HoPo Realty Investments LLC, 1.20%, 12/1/21, LOC: SouthTrust Bank, AL	3,325,000	3,325,000
Howard Wisconsin IDA Revenue, 1.20%, 7/1/20, LOC: U.S. Bank, NA	1,400,000	1,400,000
Indiana State Development Finance Authority, 1.17%, 9/1/16, LOC: Bank One, NA	8,250,000	8,250,000
Iowa Finance Authority IDA Revenue, 1.29%, 11/1/17, LOC: Societe Generale	2,930,000	2,930,000
Jefferson County Kentucky Health Facilities Revenue, 1.19%, 12/1/25,
LOC: Republic Bank & Trust, C/LOC: FHLB	4,200,000	4,200,000
Kaneville Road Joint Venture, Inc., 1.14%, 11/1/32, LOC: First American Bank, C/LOC: FHLB	1,005,000	1,005,000
Kenosha Wisconsin IDA Revenue, 1.20%, 12/1/11, LOC: U.S. Bank, NA	1,070,000	1,070,000
Kent Taylor, 1.10%, 1/1/19, LOC: Peoples Bank & Trust, C/LOC: FHLB	3,250,000	3,250,000
Kit Carson County Colorado Agriculture Development, 1.08%, 6/1/27,
LOC: Wells Fargo Bank, NA	145,000	145,000
Long Beach California Revenue, 1.17%, 11/1/30, LOC: Allied Irish Bank	3,000,000	3,000,000
Maryland Health & Higher Educational Facilities Authority Revenue, 1.10%, 1/1/28,
LOC: Wachovia Bank, NA	1,800,000	1,800,000
Matagorda County Texas Pollution Control Revenue, 1.28%, 10/1/29, SWAP: Bank of New York	5,300,000	5,300,000
Meriter Hospital, Inc., 1.13%, 12/1/16, LOC: U.S. Bank, NA	2,950,000	2,950,000
Michigan State Strategic Fund Ltd. Obligation Revenue, 1.20%, 12/1/16, LOC: Comerica Bank	1,005,000	1,005,000
Mississippi Business Financial Corp., 1.12%, 6/1/20, LOC: Bank of America	5,800,000	5,800,000

	Principal
Taxable Variable Rate Demand Notes - Cont'd	Amount	Value
Montgomery County Cancer Center LLC, 1.10%, 10/1/12, LOC: SouthTrust Bank, AL	$3,075,000	$3,075,000
Montgomery County Kentucky IBR, 1.10%, 8/1/06, LOC: Fleet National Bank	561,000	561,000
Montgomery County Pennsylvania IDA Revenue, 1.35%, 12/1/16, LOC: Wilmington Trust Co.	1,935,000	1,935,000
Morton Family Trust, 1.14%, 2/1/32, LOC: Comerica Bank	975,000	975,000
Nevada Housing Division Revenue, 1.07%, 4/1/31, LOC: East West Bank, C/LOC: FHLB	325,000	325,000
New Jersey Healthcare Facilities Finance Authority Revenue, 1.12%, 7/1/30,
LOC: Fleet National Bank	600,000	600,000
New York City Housing Development Corp., MFH Revenue, 1.06%, 8/15/32, LOC: FNMA	1,425,000	1,425,000
Omaha Nebraska Special Obligation, 1.19%, 2/1/26, BPA: Dexia Credit Local, AMBAC Insured	2,000,000	2,000,000
Osprey Properties LP, 1.15%, 6/1/27, LOC: Wells Fargo Bank, NA	2,700,000	2,700,000
Post Apartment Homes LP, 1.09%, 7/15/29, CA: FNMA	45,000,000	45,000,000
Post Properties Ltd., 1.21%, 7/1/20, LOC: SouthTrust Bank, AL	2,800,000	2,800,000
Racetrac Capital LLC, 1.14%, 9/1/20, LOC: Regions Bank	1,400,000	1,400,000
Rex Lumber LLC, 1.10%, 2/1/22, LOC: Whitney National Bank, C/LOC: FHLB	6,000,000	6,000,000
Rocketship Properties III LLC, 1.29%, 6/1/21, LOC: National Bank of South Carolina	720,000	720,000
Roosevelt Paper Co., 1.16%, 6/1/12, LOC: Wachovia Bank, NA	4,600,000	4,600,000
Schenectady County New York Ltd. IDA Revenue, 1.15%, 11/1/10, LOC: Fleet National Bank	4,600,000	4,600,000
Scott Street Land Co.:
1.12%, 12/1/21, LOC: Fifth Third Bank	800,000	800,000
1.12%, 1/3/22, LOC: Fifth Third Bank	3,840,000	3,840,000
Shawnee Kansas Private Activity Revenue, 1.33%, 12/1/12, LOC: JP Morgan Chase Bank	5,395,000	5,395,000
Southeast Alabama Gas Distribution Revenue, 1.10%, 6/1/25, BPA: AmSouth Bank,
AMBAC Insured	2,185,000	2,185,000
St. Francis Place LP Revenue, 1.15%, 12/1/08, LOC: Credit Suisse First Boston (e)	8,790,000	8,790,000
St. Josephs County Indiana Economic Development Revenue, 1.28%, 6/1/27, LOC: FHLB	200,000	200,000
Stevens Creek LLC, 1.17%, 11/1/33, LOC: Bank of the West	3,250,000	3,250,000
Storagemax Midtown LLC, 1.10%, 5/20/23, LOC: State Bank & Trust, C/LOC: FHLB	985,000	985,000
Sussex County Delaware Revenue, 1.23%, 11/1/27, LOC: Wilmington Trust Co.	2,600,000	2,600,000
Tioga County New York IDA Revenue, 1.15%, 9/1/12, LOC: Fleet National Bank	2,500,000	2,500,000
Tyler Enterprises LLC, 1.10%, 10/1/22, LOC: Peoples Bank & Trust, C/LOC: FHLB	1,915,000	1,915,000
Washington State Housing Finance Commission Revenue:
MFH Revenue, 1.12%, 7/15/34, LOC: FNMA	310,000	310,000
MFH Revenue, 1.12%, 5/15/35, LOC: FNMA	550,000	550,000
Non Profit Housing Revenue, 1.12%, 1/1/30, LOC: Wells Fargo Bank, NA	1,533,000	1,533,000
Waukesha Wisconsin IDA Revenue, 1.20%, 8/1/08, LOC: U.S. Bank, NA	395,000	395,000
Winder-Barrow Industrial Building Authority, 1.12%, 12/1/14, LOC: SunTrust Bank	1,900,000	1,900,000
Yuengling Beer, Inc., 1.15%, 11/1/19, LOC: PNC Bank, NA	4,400,000	4,400,000

Total Taxable Variable Rate Demand Notes (Cost $238,842,000)		238,842,000

	Principal
U.S. Government Agencies and Instrumentalities - 12.3%	Amount	Value
Fannie Mae:
1.51%, 2/7/05	$5,000,000	$5,000,000
1.375%, 2/18/05	5,000,000	5,000,000
Federal Farm Credit Bank, 1.15%, 7/8/04	5,000,000	5,000,000
Federal Home Loan Bank:
1.30%, 2/23/05	2,000,000	2,000,000
1.40%, 4/1/05	2,500,000	2,500,000
1.30%, 4/11/05	2,500,000	2,500,000
1.30%, 4/27/05	5,000,000	5,000,000
Freddie Mac:
1.375%, 11/9/04	2,500,000	2,500,000
3.25%, 11/15/04	2,500,000	2,528,126
Freddie Mac Discount Notes, 11/4/04	2,500,000	2,479,204

Total U.S. Government Agencies and Instrumentalities (Cost $34,507,330)		34,507,330

Repurchase Agreements - 3.2%
State Street Bank, 0.83%, dated 3/31/04, due 4/1/04	8,800,000	8,800,000
(Repurchase proceeds $8,800,203)
(Collateral: $9,066,706 U.S. Treasury Notes, 1.875%, 12/31/05)

Total Repurchase Agreements (Cost $8,800,000)		8,800,000

TOTAL INVESTMENTS (Cost $282,149,330) - 100.5%		282,149,330
Other assets and liabilities, net - (0.5%)		(1,305,226)
Net Assets - 100%		$280,844,104

Net Assets Consist of:
Paid-in capital applicable to 280,888,632 shares of beneficial interest,
unlimited number of no par shares authorized		$280,890,448
Undistributed net investment income		2,585
Accumulated net realized gain (loss) on investments		(48,929)

Net Assets		$280,844,104

Net Asset Value Per Share		$1.00

(e)        Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Explanation of Guarantees:

BPA: Bond-Purchase Agreement

CA: Collateral Agreement

C/LOC: Confirming Letter of Credit

LOC: Letter of Credit

SWAP: Swap Agreement

TOA: Tender Option Agreement

See notes to financial statements.

Abbreviations:

AMBAC: American Municipal Bond Assurance Corp.

FHLB: Federal Home Loan Bank

FNMA: Federal National Mortgage Association

IBR: Industrial Building Revenue

IDA: Industrial Development Authority

LLC: Limited Liability Corporation

LP: Limited Partnership

MBIA: Municipal Bond Insurance Association

MFH: Multi-Family Housing

NA: National Association

Statement of Operations

Six Months Ended March 31, 2004

Net Investment Income
Investment Income:
Interest income	$1,813,054

Expenses:
Investment advisory fee	379,536
Transfer agency fees and expenses	3,123
Trustees' fees and expenses	8,639
Administrative fees	75,907
Custodian fees	14,696
Accounting fees	24,555
Registration fees	11,449
Reports to shareholders	1,511
Professional fees	12,767
Insurance	31,546
Miscellaneous	51,055
Total expenses	614,784
Reimbursement from Advisor	(200,483)
Fees paid indirectly	(4,402)
Net expenses	409,899
Net Investment Income	1,403,155

Realized Gain (Loss)
Net realized gain (loss) on:
Investments	12,983

Increase (Decrease) in Net Assets
Resulting From Operations	$1,416,138

See notes to financial statements.

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income	$1,403,155	$4,572,563
Net realized gain (loss) on investments	12,983	(16,597)

Increase (Decrease) in Net Assets
Resulting From Operations	1,416,138	4,555,966

Distributions to shareholders from:
Net investment income	(1,403,727)	(4,575,380)
Total distributions	(1,403,727)	(4,575,380)

Capital share transactions in dollars and shares:
Shares sold	1,153,322,556	2,644,670,173
Reinvestment of distributions	960,250	2,931,944
Shares redeemed	(1,133,384,354)	(2,733,551,162)
Total capital share transactions	20,898,452	(85,949,045)

Total Increase (Decrease) in Net Assets	20,910,863	(85,968,459)

Net Assets
Beginning of period	259,933,241	345,901,700
End of period (including undistributed net investment income of $2,585 and $3,157, respectively)	$280,844,104	$259,933,241

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: Calvert Institutional Prime Fund (the "Fund"), the sole series of Calvert Cash Reserves, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers shares of beneficial interest to the public with no sales charge.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

Repurchase Agreements:  The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Net Investment Income:  Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders:  Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements:  The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes:  No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Money Market Insurance: The Fund has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Fund are excluded from this coverage.  Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of .25% of average daily net assets. Under the terms of the agreement, $41,074 was payable at period end.

The Advisor voluntarily reimbursed the Fund for expenses of $200,483 for the six months ended March 31, 2004.

Calvert Administrative Services Company, Inc., an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .05% of the average daily net assets of the Fund. Under the terms of the agreement, $10,459 was payable at period end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $1,597 for the six months ended March 31, 2004. Under the terms of the agreement, $238 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $25,000 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.

Note C -- Investment Activity

The cost of investments owned at March 31, 2004 for federal income tax purposes was $282,149,330.

Net realized capital loss carryforward for federal income tax purposes of  $45,315 at September 30, 2003 may be utilized to offset future capital gains until expiration in September 2009.

The Fund may sell or purchase securities to and from other funds managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2004, such purchase and sales transactions were $504,107,500 and $464,227,500, respectively.

Note D -- Line of Credit

A financing agreement is in place between all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2004. For the six months ended March 31, 2004, borrowings by the Fund under the Agreement were as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$107,870	1.53%	$9,606,586	March 2004

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
	2004	2003	2002
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.005	.012	.020
Distributions from
Net investment income	(.005)	(.012)	(.020)
Net asset value, ending	$1.00	$1.00	$1.00

Total return	.46%	1.23%	2.03%
Ratios to average net assets:
Net investment income	.92% (a)	1.25%	2.01%
Total expenses	.40% (a)	.38%	.38%
Expenses before offsets	.27% (a)	.27%	.26%
Net expenses	.27% (a)	.26%	.25%
Net assets, ending (in thousands)	$280,844	$259,933	$345,902

		Years Ended
	September 30,	September 30,	September 30,
	2001	2000	1999
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.052	.060	.051
Distributions from
Net investment income	(.052)	(.060)	(.051)
Net asset value, ending	$1.00	$1.00	$1.00

Total return	5.29%*	6.22%	5.18%
Ratios to average net assets:
Net investment income	5.08%	6.01%	5.05%
Total expenses	.35%	.35%	.36%
Expenses before offsets	.26%	.27%	.22%
Net expenses	.25%	.25%	.21%
Net assets, ending (in thousands)	$417,359	$435,067	$594,824

(a)        Annualized

* Total return would have been 5.13% without the payment by affiliate. On December 29, 2000, Ameritas Acacia purchased for par $21,000,000 of the 7.06% Pacific Gas and Electric Company Senior Floating Rate Notes maturing October 31, 2001, from the Institutional Prime Fund. The fair market value for the above referenced notes was determined to be 96 on purchase date as determined by the pricing committee of the Board of Trustees. As a result of this transaction, $840,000 was deemed a "payment by affiliate", to reimburse the effect of the loss, which was received by the Fund on January 2, 2001.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative service fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

PROXY VOTING DISCLOSURE

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information.  The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745,  by visiting the Calvert website at www.calvert.com;  or by visiting the SEC's website at www.sec.gov.

PORTFOLIO MANAGER INFORMATION TABLE

Name: Thomas A. Dailey

Position: Vice President, Tax Exempt and Money Market Division for Calvert Asset Management Company, Inc. (CAMCO)

Portfolio Responsibilities: Mr. Dailey is the senior member of the Tax Exempt and Money Market Division. He manages several of Calvert's money market portfolios and oversees the implementation of CAMCO's money market investment strategy. Mr. Dailey received a BS in Finance and Administration/Management from LaRoche College and has over 10 years of experience in the financial services industry.

Calvert Cash Reserves

Institutional Prime Fund

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Calvert

Information

To Open an Account

800-317-2274

Yields and Prices

Calvert Information Network

(24 hours, 7 days a week)

800-368-2745

Service for Existing Account

Shareholders: 800-317-2274

Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Registered, Certified

or Overnight Mail

Calvert Group

c/o BFDS

330 West 9th Street

Kansas City, MO 64105

Web Site

http://www.calvert.com

This report is intended to provide fund information to shareholders.

It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.


Item 2.  Code of Ethics.

            Not applicable.

Item 3.  Audit Committee Financial Expert.

            Not applicable.

Item 4.  Principal Accountant Fees and Services.

            Not applicable.

Item 5.  Audit Committee of Listed Registrants.

            Not applicable.

Item 6.  Schedule of Investments.

This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

            Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

            Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

On March 3, 2004, the Board of Trustees adopted procedures by which shareholders may recommend nominees to the Board.  Prior to this date, the Board did not have a formal policy for the consideration of shareholder nominees or a procedure by which shareholders may make recommendations.  The procedures provide that, if the Board determines that a Trustee vacancy exists or is likely to exist on the Board, the independent Trustees consider any candidates for vacancies on the Board from any shareholder of the Fund who, for at least five years, has continuously owned at least 0.5% of the outstanding shares of the Fund.   Shareholders of the Fund who wish to nominate a candidate to the Board of a Fund must submit the recommendation in writing to the Board to the attention of the Fund's Secretary at 4550 Montgomery Avenue, Bethesda MD 20814.  The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a "Disinterested Trustee"  -- i.e., not an "interested person" of a Fund as defined by Section 2(a)(19) of the Investment Company Act of 1940.

Item 10.  Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Not applicable for semi-annual reports.

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)   Not applicable.

(b)        A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT CASH RESERVES

By:       /s/  Barbara Krumsiek

            Barbara Krumsiek

            President -- Principal Executive Officer

Date: June 3, 2004

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/  Barbara Krumsiek

            Barbara Krumsiek

            President -- Principal Executive Officer

Date: June 3, 2004

            /s/  Ronald Wolfsheimer

             Ronald Wolfsheimer

            Treasurer -- Principal Financial Officer

Date: June 7, 2004